Related party transactions (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of information about key management personnel [Table Text Block]
	December 31,	December 31,
	2017	2016
	$	$
Consulting fees	2,500	8,000
Interest expense	551	-
Management fees	53,600	18,000
Stock-based compensation	41,163	28,312
	97,814	54,312